Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

(In $ million)	Land	Buildings and improvements	Plant and equipment	Capital work in progress	Finance leased assets	Total
As of December 31, 2018
Cost	163	932	5,190	416	29	6,730
Accumulated depreciation	—	(474)	(3,158)	—	(14)	(3,646)
Accumulated impairment losses	—	(2)	(61)	—	—	(63)
Carrying amount as of December 31, 2018	163	456	1,971	416	15	3,021
As of December 31, 2017
Cost	170	903	4,931	300	28	6,332
Accumulated depreciation	—	(431)	(2,916)	—	(12)	(3,359)
Accumulated impairment losses	—	—	(50)	—	—	(50)
Carrying amount as of December 31, 2017	170	472	1,965	300	16	2,923
Carrying amount as of January 1, 2018	170	472	1,965	300	16	2,923
Additions	—	—	—	564	1	565
Capitalization of borrowing costs	—	—	—	7	—	7
Disposals	—	—	(3)	—	—	(3)
Depreciation for the year	—	(50)	(370)	—	(2)	(422)
Impairment losses, net of reversals	—	(3)	(28)	—	—	(31)
Other transfers	(6)	39	417	(454)	—	(4)
Effect of movements in exchange rates	(1)	(2)	(10)	(1)	—	(14)
Carrying amount as of December 31, 2018	163	456	1,971	416	15	3,021
Carrying amount as of January 1, 2017	168	498	2,100	226	18	3,010
Additions	—	2	—	390	—	392
Capitalization of borrowing costs	—	—	—	3	—	3
Disposals	—	—	(10)	—	—	(10)
Depreciation for the year	—	(50)	(367)	—	(2)	(419)
Impairment losses, net of reversals	—	—	(9)	(1)	—	(10)
Other transfers	(1)	18	235	(320)	—	(68)
Effect of movements in exchange rates	3	4	16	2	—	25
Carrying amount as of December 31, 2017	170	472	1,965	300	16	2,923

Depreciation expense related to property, plant and equipment is recognized in the following components in the statements of comprehensive income:

	For the year ended December 31,
(In $ million)	2018	2017	2016
Cost of sales	412	411	436
General and administration expenses	10	8	9
Total depreciation expense	422	419	445

During the year ended December 31, 2018, the Group incurred $31 million of impairment losses, net of reversals (2017: $10 million; 2016: $44 million). The recognition and reversal of impairment charges is included in net other income (expenses) in the statements of comprehensive income as a component of profit or loss.

Refer to note 15 for details of security granted over property, plant and equipment and other assets.